Annual Fund Operating Expenses	May 28, 2026
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	0.62%
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.58%
GNMA FUND - Class F Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.66%
Expenses (as a percentage of Assets)	0.76%
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.37%
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.33%
GNMA FUND - Class Y Prospectus | SDIT GNMA FUND | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.51%
GOVERNMENT II FUND - Class F Prospectus | SDIT GOVERNMENT II FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
GOVERNMENT II FUND - Class F Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.28%)
Net Expenses (as a percentage of Assets)	0.20%	[1]
TREASURY II FUND - Class F Prospectus | SDIT TREASURY II FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
TREASURY II FUND - Class F Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement	(0.28%)
Net Expenses (as a percentage of Assets)	0.20%	[2]
GOVERNMENT FUND - Admin Class Shares Prospectus | SDIT GOVERNMENT FUND | Admin Class Shares (formerly Class CAA Shares)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.45%
GOVERNMENT FUND - Wealth Class Shares Prospectus | SDIT GOVERNMENT FUND | Wealth Class Shares (formerly Sweep Class Shares)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.45%
GOVERNMENT FUND - Institutional Shares Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.45%

[1]	Effective May 31, 2026, the Fund's administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2027 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund (Board).
[2]	Effective May 31, 2026, the Fund's administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees' fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.20%. This fee waiver and reimbursement agreement shall remain in effect until May 31, 2027 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Fund (Board).